Network, Operation and Support Expenses - Summary of Network, Operation and Support Expenses (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of analysis of income and expense [Line Items]
Network operations and support expenses	¥ 46,286	$ 7,094	¥ 43,236	¥ 55,077
Network, operation and support expenses [member]
Disclosure of analysis of income and expense [Line Items]
Repairs and maintenance	10,750		10,303	11,102
Power and water charges	12,901		12,319	14,481
Others	2,209		1,976	2,067
Network, operation and support expenses [member] | Property, plant and equipment [member]
Disclosure of analysis of income and expense [Line Items]
Charges for use of network, premises, equipment and facilities	9,180		8,146	11,445
Network, operation and support expenses [member] | China Tower Corporation Limited ("Tower Company") [member]
Disclosure of analysis of income and expense [Line Items]
Charges for use of tower assets	¥ 11,246		¥ 10,492	¥ 15,982